Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	10	10	10
Pre-Modification Outstanding Recorded Investment	$ 728	$ 1,326	$ 1,269
Post-Modification Outstanding Recorded Investment	$ 673	$ 1,326	$ 1,234
Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 32
Post-Modification Outstanding Recorded Investment		$ 32
Extended Maturity [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 32
Post-Modification Outstanding Recorded Investment		$ 32
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	10	9	10
Pre-Modification Outstanding Recorded Investment	$ 728	$ 1,294	$ 1,269
Post-Modification Outstanding Recorded Investment	$ 673	$ 1,294	$ 1,234
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	2
Pre-Modification Outstanding Recorded Investment	$ 65
Post-Modification Outstanding Recorded Investment	$ 44
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		3	1
Pre-Modification Outstanding Recorded Investment		$ 424	$ 356
Post-Modification Outstanding Recorded Investment		$ 424	$ 341
Other Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1
Pre-Modification Outstanding Recorded Investment	$ 55
Post-Modification Outstanding Recorded Investment	$ 55
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	6	8
Pre-Modification Outstanding Recorded Investment	$ 535	$ 870	$ 895
Post-Modification Outstanding Recorded Investment	$ 521	$ 870	$ 875
Other Payment Terms [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 18
Post-Modification Outstanding Recorded Investment			$ 18
Other Payment Terms [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1
Pre-Modification Outstanding Recorded Investment	$ 73
Post-Modification Outstanding Recorded Investment	$ 53